Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited (Details) - Schedule of Condensed Financial Statement of Parent Company (Parentheticals) - Bright Scholar Education Holdings Limited [Member] - $ / shares
	Aug. 31, 2022	Aug. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Share capital par value (in Dollars per share)	$ 0.00001	$ 0.00001
Share capital shares issued	118,669,795	118,928,526
Share capital shares outstanding	118,669,795	118,928,526